Pacer Trendpilot US Bond ETF
Schedule of Investments
January 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.5%
Advertising - 1.2%
Advantage Sales & Marketing, Inc.
6.500%, 11/15/2028 (a) (b)	$4,125,000	$4,100,456
Clear Channel Outdoor Holdings, Inc.
7.750%, 04/15/2028 (a) (b)	1,125,000	1,169,342
7.500%, 06/01/2029 (a) (b)	1,170,000	1,214,378
Lamar Media Corp.
3.750%, 02/15/2028	4,910,000	4,801,980
4.000%, 02/15/2030	300,000	288,485
3.625%, 01/15/2031 (b)	295,000	274,832
Midas OpCo Holdings LLC
5.625%, 08/15/2029 (a) (b)	1,450,000	1,423,675
National CineMedia LLC
5.875%, 04/15/2028 (a) (b)	1,990,000	1,693,381
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/2029 (a) (b)	465,000	438,383
4.625%, 03/15/2030 (a) (b)	435,000	417,683
		15,822,595
Aerospace/Defense - 1.5%
BWX Technologies, Inc.
4.125%, 06/30/2028 (a)	4,915,000	4,854,939
4.125%, 04/15/2029 (a)	295,000	291,419
Hexcel Corp.
4.200%, 02/15/2027 (b)	295,000	307,353
Howmet Aerospace, Inc.
6.875%, 05/01/2025 (b)	4,865,000	5,385,555
5.900%, 02/01/2027	295,000	318,454
5.950%, 02/01/2037 (b)	1,995,000	2,264,325
Spirit AeroSystems, Inc.
3.850%, 06/15/2026	300,000	302,124
4.600%, 06/15/2028 (b)	1,790,000	1,732,299
TransDigm, Inc.
4.625%, 01/15/2029	2,165,000	2,059,868
4.875%, 05/01/2029	2,575,000	2,476,377
		19,992,713
Airlines - 1.2%
Delta Air Lines, Inc.
2.900%, 10/28/2024 (b)	4,915,000	4,859,649
7.375%, 01/15/2026 (b)	4,455,000	5,070,190
4.375%, 04/19/2028	300,000	306,634
3.750%, 10/28/2029 (b)	1,175,000	1,142,548
United Airlines, Inc.
4.375%, 04/15/2026 (a)	4,915,000	4,887,329
		16,266,350
Apparel - 0.4%
Crocs, Inc.
4.250%, 03/15/2029 (a)	1,595,000	1,470,367
4.125%, 08/15/2031 (a)	295,000	263,776
Hanesbrands, Inc.
4.875%, 05/15/2026 (a) (b)	1,720,000	1,784,689
Kontoor Brands, Inc.
4.125%, 11/15/2029 (a)	1,100,000	1,056,385
		4,575,217
Auto Manufacturers - 1.5%
Ford Motor Co.
9.000%, 04/22/2025 (b)	4,915,000	5,815,701
4.346%, 12/08/2026 (b)	300,000	311,844
6.625%, 10/01/2028 (b)	295,000	342,200
9.625%, 04/22/2030 (b)	495,000	696,316
7.450%, 07/16/2031 (b)	3,045,000	3,866,480
3.250%, 02/12/2032 (b)	4,240,000	4,059,122
PM General Purchaser LLC
9.500%, 10/01/2028 (a)	3,125,000	3,102,390
Wabash National Corp.
4.500%, 10/15/2028 (a)	1,215,000	1,179,194
		19,373,247
Auto Parts&Equipment - 1.2%
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029 (b)	1,280,000	1,184,307
Cooper-Standard Automotive, Inc.
5.625%, 11/15/2026 (a) (b)	3,280,000	2,455,178
Dana, Inc.
4.250%, 09/01/2030 (b)	295,000	286,277
4.500%, 02/15/2032	1,145,000	1,095,284
Dealer Tire LLC / DT Issuer LLC
8.000%, 02/01/2028 (a)	1,215,000	1,246,888
Dornoch Debt Merger Sub, Inc.
6.625%, 10/15/2029 (a)	1,360,000	1,314,100
The Goodyear Tire and Rubber Co.
5.000%, 07/15/2029 (a)	295,000	295,642
5.250%, 04/30/2031 (b)	300,000	303,105
5.250%, 07/15/2031 (a) (b)	1,255,000	1,265,799
5.625%, 04/30/2033 (b)	1,230,000	1,255,406
Real Hero Merger Sub 2, Inc.
6.250%, 02/01/2029 (a)	1,295,000	1,269,722
Titan International, Inc.
7.000%, 04/30/2028	2,695,000	2,839,789
Wheel Pros, Inc.
6.500%, 05/15/2029 (a) (b)	1,070,000	996,437
		15,807,934
Banks - 0.8%
Freedom Mortgage Corp.
7.625%, 05/01/2026 (a)	4,440,000	4,246,505
6.625%, 01/15/2027 (a)	300,000	279,243
Texas Capital Bancshares, Inc.
4.000%, 05/06/2031	3,500,000	3,611,327
Wells Fargo & Co.
7.950%, 11/15/2029	1,785,000	2,387,495
		10,524,570
Biotechnology - 0.0% (d)
Emergent BioSolutions, Inc.
3.875%, 08/15/2028 (a)	295,000	271,856

Building Materials - 1.0%
Boise Cascade Co.
4.875%, 07/01/2030 (a)	710,000	739,578
Builders FirstSource, Inc.
4.250%, 02/01/2032 (a)	560,000	549,142
CP Atlas Buyer, Inc.
7.000%, 12/01/2028 (a) (b)	1,310,000	1,247,854
Louisiana-Pacific Corp.
3.625%, 03/15/2029 (a)	660,000	647,790
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/2028 (a)	1,140,000	1,141,659
Patrick Industries, Inc.
4.750%, 05/01/2029 (a)	750,000	724,894
PGT Innovations, Inc.
4.375%, 10/01/2029 (a)	385,000	371,157
Standard Industries, Inc.
4.750%, 01/15/2028 (a) (b)	4,915,000	4,858,477
4.375%, 07/15/2030 (a) (b)	300,000	287,741
3.375%, 01/15/2031 (a) (b)	420,000	382,878
Victors Merger Corp.
6.375%, 05/15/2029 (a) (b)	1,740,000	1,597,903
		12,549,073
Chemicals - 2.7%
Ashland LLC
3.375%, 09/01/2031 (a)	2,215,000	2,096,165
CF Industries, Inc.
4.500%, 12/01/2026 (a)	300,000	325,893
5.150%, 03/15/2034	3,530,000	4,081,163
The Chemours Co.
5.750%, 11/15/2028 (a) (b)	4,530,000	4,608,595
4.625%, 11/15/2029 (a) (b)	300,000	285,495
HB Fuller Co.
4.250%, 10/15/2028	4,915,000	4,887,353
Huntsman International LLC
4.500%, 05/01/2029	300,000	324,154
2.950%, 06/15/2031	2,780,000	2,720,835
LSF11 A5 HoldCo LLC
6.625%, 10/15/2029 (a)	1,090,000	1,069,726
Minerals Technologies, Inc.
5.000%, 07/01/2028 (a)	4,915,000	4,997,105
Polar US Borrower LLC / Schenectady International Group, Inc.
6.750%, 05/15/2026 (a) (b)	1,140,000	1,090,188
SCIH Salt Holdings, Inc.
4.875%, 05/01/2028 (a)	300,000	282,012
6.625%, 05/01/2029 (a) (b)	2,225,000	2,077,594
Tronox, Inc.
4.625%, 03/15/2029 (a) (b)	295,000	284,592
Unifrax Escrow Issuer Corp.
5.250%, 09/30/2028 (a) (b)	295,000	290,395
7.500%, 09/30/2029 (a) (b)	1,025,000	995,383
Valvoline, Inc.
4.250%, 02/15/2030 (a)	295,000	285,414
3.625%, 06/15/2031 (a)	410,000	376,462
WR Grace Holdings LLC
4.875%, 06/15/2027 (a) (b)	4,285,000	4,268,846
5.625%, 08/15/2029 (a)	300,000	290,250
		35,637,620
Coal - 0.0% (d)
SunCoke Energy, Inc.
4.875%, 06/30/2029 (a)	295,000	288,397
Warrior Met Coal, Inc.
7.875%, 12/01/2028 (a)	295,000	310,114
		598,511
Commercial Services - 4.5%
Adtalem Global Education, Inc.
5.500%, 03/01/2028 (a)	295,000	291,282
AMN Healthcare, Inc.
4.625%, 10/01/2027 (a)	4,815,000	4,853,664
4.000%, 04/15/2029 (a)	295,000	293,158
APi Escrow Corp.
4.750%, 10/15/2029 (a)	295,000	290,277
APi Group DE, Inc.
4.125%, 07/15/2029 (a)	415,000	400,052
ASGN, Inc.
4.625%, 05/15/2028 (a)	4,915,000	4,915,934
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, 03/01/2029 (a) (b)	2,250,000	2,258,910
Block, Inc.
2.750%, 06/01/2026 (a)	295,000	286,283
The Brink's Co.
4.625%, 10/15/2027 (a) (b)	5,090,000	5,161,285
Carriage Services, Inc.
4.250%, 05/15/2029 (a)	295,000	288,041
CoreCivic, Inc.
8.250%, 04/15/2026	2,340,000	2,448,681
CoreLogic, Inc.
4.500%, 05/01/2028 (a)	295,000	283,111
CPI CG, Inc.
8.625%, 03/15/2026 (a)	4,750,000	4,873,761
Gartner, Inc.
3.625%, 06/15/2029 (a)	295,000	286,982
The Hertz Corp.
4.625%, 12/01/2026 (a) (b)	295,000	286,818
5.000%, 12/01/2029 (a)	295,000	285,022
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
5.000%, 02/01/2026 (a) (b)	2,340,000	2,334,513
Metis Merger Sub LLC
6.500%, 05/15/2029 (a)	1,485,000	1,418,309
MoneyGram International, Inc.
5.375%, 08/01/2026 (a)	685,000	706,437
MPH Acquisition Holdings LLC
5.500%, 09/01/2028 (a) (b)	890,000	855,842
5.750%, 11/01/2028 (a) (b)	1,730,000	1,558,929
NESCO Holdings II, Inc.
5.500%, 04/15/2029 (a) (b)	295,000	292,581
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/2028 (a)	1,025,000	1,030,484
4.500%, 07/15/2029 (a)	295,000	275,553
5.875%, 10/01/2030 (a)	295,000	295,978
PECF USS Intermediate Holding III Corp.
8.000%, 11/15/2029 (a)	915,000	925,445
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (a)	300,000	311,338
6.250%, 01/15/2028 (a) (b)	4,915,000	4,907,382
Rent-A-Center, Inc.
6.375%, 02/15/2029 (a) (b)	880,000	905,630
Sabre GLBL, Inc.
9.250%, 04/15/2025 (a) (b)	2,005,000	2,246,442
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625%, 11/01/2026 (a)	4,915,000	5,032,739
The ADT Security Corp.
4.875%, 07/15/2032 (a)	2,740,000	2,634,222
TriNet Group, Inc.
3.500%, 03/01/2029 (a)	295,000	278,462
United Rentals North America, Inc.
5.250%, 01/15/2030 (b)	300,000	315,485
4.000%, 07/15/2030	295,000	290,905
WASH Multifamily Acquisition, Inc.
5.750%, 04/15/2026 (a)	4,910,000	4,979,796
		59,099,733
Computers - 2.2%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (a)	845,000	821,484
Austin BidCo, Inc.
7.125%, 12/15/2028 (a)	1,460,000	1,484,798
Booz Allen Hamilton, Inc.
4.000%, 07/01/2029 (a) (b)	4,610,000	4,559,567
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.000%, 11/01/2029 (a) (b)	2,560,000	2,524,787
Crowdstrike Holdings, Inc.
3.000%, 02/15/2029	295,000	277,005
Dell, Inc.
7.100%, 04/15/2028	685,000	826,542
NCR Corp.
5.000%, 10/01/2028 (a) (b)	4,840,000	4,816,066
5.250%, 10/01/2030 (a)	300,000	295,473
Presidio Holdings, Inc.
4.875%, 02/01/2027 (a) (b)	4,915,000	5,007,353
Science Applications International Corp.
4.875%, 04/01/2028 (a)	4,915,000	4,946,259
Vericast Corp.
11.000%, 09/15/2026 (a)	2,420,000	2,519,825
Western Digital Corp.
4.750%, 02/15/2026 (b)	685,000	721,281
		28,800,440
Cosmetics/Personal Care - 0.4%
Coty, Inc.
6.500%, 04/15/2026 (a)	4,915,000	4,983,540
Edgewell Personal Care Co.
4.125%, 04/01/2029 (a)	295,000	288,156
		5,271,696
Distribution/Wholesale - 0.5%
American Builders & Contractors Supply Co., Inc.
4.000%, 01/15/2028 (a) (b)	4,785,000	4,692,649
3.875%, 11/15/2029 (a)	295,000	277,669
Resideo Funding, Inc.
4.000%, 09/01/2029 (a)	1,135,000	1,071,463
		6,041,781
Diversified Finan Serv - 4.0%
Ally Financial, Inc.
5.750%, 11/20/2025 (b)	6,870,000	7,552,440
Asteroid Private Merger Sub, Inc.
8.500%, 11/15/2029 (a)	1,800,000	1,836,585
Cobra AcquisitionCo LLC
6.375%, 11/01/2029 (a)	295,000	287,237
Coinbase Global, Inc.
3.375%, 10/01/2028 (a) (b)	975,000	874,336
Curo Group Holdings Corp.
7.500%, 08/01/2028 (a)	1,715,000	1,614,750
Enact Holdings, Inc.
6.500%, 08/15/2025 (a) (b)	4,465,000	4,728,591
Home Point Capital, Inc.
5.000%, 02/01/2026 (a)	295,000	256,314
LD Holdings Group LLC
6.125%, 04/01/2028 (a)	325,000	290,329
LFS Topco LLC
5.875%, 10/15/2026 (a)	2,100,000	2,142,945
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/2028 (a)	3,360,000	3,299,167
Navient Corp.
6.750%, 06/25/2025 (b)	4,730,000	4,997,387
6.750%, 06/15/2026	300,000	316,903
5.000%, 03/15/2027	300,000	291,138
NFP Corp.
6.875%, 08/15/2028 (a)	2,890,000	2,753,664
4.875%, 08/15/2028 (a)	295,000	287,338
OneMain Finance Corp.
6.875%, 03/15/2025 (b)	4,915,000	5,348,822
7.125%, 03/15/2026 (b)	1,500,000	1,651,483
3.500%, 01/15/2027	295,000	281,606
3.875%, 09/15/2028	295,000	275,194
PennyMac Financial Services, Inc.
4.250%, 02/15/2029 (a)	615,000	559,838
PHH Mortgage Corp.
7.875%, 03/15/2026 (a)	3,335,000	3,389,594
PRA Group, Inc.
5.000%, 10/01/2029 (a)	295,000	291,686
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/2026 (a) (b)	1,045,000	996,261
3.875%, 03/01/2031 (a)	300,000	281,414
4.000%, 10/15/2033 (a) (b)	840,000	787,479
SLM Corp.
3.125%, 11/02/2026	295,000	284,558
United Wholesale Mortgage LLC
5.500%, 11/15/2025 (a) (b)	4,915,000	4,768,484
5.750%, 06/15/2027 (a)	300,000	283,984
World Acceptance Corp.
7.000%, 11/01/2026 (a)	1,225,000	1,177,776
		51,907,303
Electric - 2.3%
The AES Corp.
3.300%, 07/15/2025 (a)	300,000	306,779
1.375%, 01/15/2026	295,000	282,023
American Electric Power Co., Inc.
3.875%, 02/15/2062	1,900,000	1,865,160
Calpine Corp.
4.500%, 02/15/2028 (a)	4,780,000	4,671,637
5.125%, 03/15/2028 (a)	3,065,000	2,997,126
4.625%, 02/01/2029 (a)	300,000	281,719
CMS Energy Corp.
3.750%, 12/01/2050	2,550,000	2,441,274
DPL, Inc.
4.125%, 07/01/2025	670,000	686,619
FirstEnergy Corp.
5.350%, 07/15/2047	2,425,000	2,647,461
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (a)	5,130,000	5,342,415
Leeward Renewable Energy Operations LLC
4.250%, 07/01/2029 (a)	295,000	288,817
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.500%, 08/15/2028 (a)	300,000	302,522
Pike Corp.
5.500%, 09/01/2028 (a)	1,430,000	1,400,113
Talen Energy Supply LLC
7.250%, 05/15/2027 (a)	2,060,000	1,853,320
Vistra Operations Co. LLC
5.000%, 07/31/2027 (a) (b)	4,815,000	4,891,414
		30,258,399
Electrical Compo&Equip - 0.3%
Energizer Holdings, Inc.
4.750%, 06/15/2028 (a) (b)	3,100,000	3,029,258
EnerSys
4.375%, 12/15/2027 (a)	295,000	297,055
		3,326,313
Electronics - 0.3%
Atkore, Inc.
4.250%, 06/01/2031 (a)	295,000	290,833
Imola Merger Corp.
4.750%, 05/15/2029 (a) (b)	910,000	886,786
Sensata Technologies, Inc.
4.375%, 02/15/2030 (a)	295,000	295,320
Vontier Corp.
1.800%, 04/01/2026	300,000	292,005
2.400%, 04/01/2028	295,000	283,365
2.950%, 04/01/2031	2,080,000	2,012,639
		4,060,948
Energy-Alternate Sources - 0.1%
Renewable Energy Group, Inc.
5.875%, 06/01/2028 (a) (b)	295,000	296,765
Sunnova Energy Corp.
5.875%, 09/01/2026 (a)	295,000	282,141
TerraForm Power Operating LLC
4.750%, 01/15/2030 (a)	295,000	296,953
		875,859
Engineering&Construction - 1.5%
Arcosa, Inc.
4.375%, 04/15/2029 (a)	1,560,000	1,519,487
Artera Services LLC
9.033%, 12/04/2025 (a)	4,635,000	4,743,992
Brand Industrial Services, Inc.
8.500%, 07/15/2025 (a) (b)	2,830,000	2,665,450
Fluor Corp.
4.250%, 09/15/2028 (b)	890,000	885,065
Global Infrastructure Solutions, Inc.
5.625%, 06/01/2029 (a)	1,230,000	1,235,996
Great Lakes Dredge & Dock Corp.
5.250%, 06/01/2029 (a) (b)	1,175,000	1,203,405
IEA Energy Services LLC
6.625%, 08/15/2029 (a)	835,000	817,315
Railworks Holdings LP / Railworks Rally, Inc.
8.250%, 11/15/2028 (a)	1,080,000	1,121,240
TopBuild Corp.
3.625%, 03/15/2029 (a)	680,000	657,227
4.125%, 02/15/2032 (a)	295,000	287,356
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/2028 (a)	4,910,000	4,836,964
		19,973,497
Entertainment - 2.5%
Affinity Gaming
6.875%, 12/15/2027 (a)	2,160,000	2,195,565
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (a) (b)	2,925,000	2,805,711
Cedar Fair LP
5.250%, 07/15/2029 (b)	1,035,000	1,037,696
Churchill Downs, Inc.
4.750%, 01/15/2028 (a) (b)	4,915,000	4,950,388
Cinemark USA, Inc.
5.250%, 07/15/2028 (a) (b)	820,000	778,180
Everi Holdings, Inc.
5.000%, 07/15/2029 (a)	585,000	582,961
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (a) (b)	4,795,000	4,735,063
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/2029 (a)	1,585,000	1,551,121
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In
8.500%, 11/15/2027 (a) (b)	3,345,000	3,592,781
Penn National Gaming, Inc.
4.125%, 07/01/2029 (a) (b)	855,000	804,995
Raptor Acquisition Corp. / Raptor Co-Issuer LLC
4.875%, 11/01/2026 (a)	4,915,000	4,876,147
SeaWorld Parks & Entertainment, Inc.
5.250%, 08/15/2029 (a) (b)	1,435,000	1,396,678
WMG Acquisition Corp.
3.750%, 12/01/2029 (a)	770,000	733,304
3.000%, 02/15/2031 (a) (b)	1,085,000	983,872
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/2029 (a)	1,085,000	1,056,199
		32,080,661
Environmental Control - 0.2%
Covanta Holding Corp.
5.000%, 09/01/2030	400,000	396,870
Madison IAQ LLC
4.125%, 06/30/2028 (a)	300,000	286,198
5.875%, 06/30/2029 (a) (b)	2,250,000	2,082,893
		2,765,961
Food - 3.5%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
3.250%, 03/15/2026 (a) (b)	4,915,000	4,772,539
4.625%, 01/15/2027 (a)	4,915,000	5,037,605
4.875%, 02/15/2030 (a) (b)	295,000	300,951
Chobani LLC / Chobani Finance Corp, Inc.
4.625%, 11/15/2028 (a)	910,000	902,292
Kraft Heinz Foods Co.
3.000%, 06/01/2026	295,000	298,198
5.000%, 07/15/2035	910,000	1,038,074
6.875%, 01/26/2039	1,230,000	1,672,318
7.125%, 08/01/2039 (a)	1,410,000	1,997,602
6.500%, 02/09/2040	1,320,000	1,768,751
5.000%, 06/04/2042	3,100,000	3,541,423
4.375%, 06/01/2046 (b)	4,705,000	4,990,826
Lamb Weston Holdings, Inc.
4.125%, 01/31/2030 (a)	295,000	291,851
Pilgrim's Pride Corp.
4.250%, 04/15/2031 (a) (b)	295,000	292,080
Post Holdings, Inc.
5.500%, 12/15/2029 (a) (b)	1,530,000	1,573,750
SEG Holding LLC / SEG Finance Corp.
5.625%, 10/15/2028 (a)	4,915,000	5,124,354
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625%, 03/01/2029 (a)	295,000	283,379
Smithfield Foods, Inc.
4.250%, 02/01/2027 (a)	4,785,000	5,056,819
5.200%, 04/01/2029 (a)	4,915,000	5,492,743
TreeHouse Foods, Inc.
4.000%, 09/01/2028 (b)	1,535,000	1,437,765
US Foods, Inc.
4.750%, 02/15/2029 (a)	300,000	295,283
		46,168,603
Food Service - 0.4%
Aramark Services, Inc.
5.000%, 02/01/2028 (a) (b)	4,925,000	4,898,873
		4,898,873
Forest Products&Paper - 0.6%
Domtar Corp.
6.750%, 10/01/2028 (a)	1,503,000	1,477,960
Glatfelter Corp.
4.750%, 11/15/2029 (a)	295,000	298,357
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (a)	4,915,000	4,896,151
Sylvamo Corp.
7.000%, 09/01/2029 (a)	1,440,000	1,482,322
		8,154,790
Gas - 0.0% (d)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.875%, 08/20/2026	385,000	407,644

Healthcare-Products - 0.5%
Hologic, Inc.
3.250%, 02/15/2029 (a) (b)	295,000	279,996
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (a) (b)	2,790,000	2,688,263
Teleflex, Inc.
4.250%, 06/01/2028 (a) (b)	4,135,000	4,111,803
		7,080,062
Healthcare-Services - 3.7%
Acadia Healthcare Co, Inc.
5.500%, 07/01/2028 (a)	4,915,000	4,993,320
5.000%, 04/15/2029 (a)	295,000	290,279
AHP Health Partners, Inc.
5.750%, 07/15/2029 (a)	995,000	978,732
Cano Health LLC
6.250%, 10/01/2028 (a) (b)	690,000	663,218
Centene Corp.
4.625%, 12/15/2029	355,000	369,711
Charles River Laboratories International, Inc.
4.250%, 05/01/2028 (a)	4,780,000	4,763,844
3.750%, 03/15/2029 (a)	300,000	289,843
CHS/Community Health Systems, Inc.
5.625%, 03/15/2027 (a) (b)	4,915,000	4,955,576
HCA, Inc.
5.375%, 02/01/2025 (b)	4,865,000	5,212,191
5.875%, 02/15/2026	300,000	326,956
5.375%, 09/01/2026	300,000	325,865
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (a)	4,915,000	4,813,997
Molina Healthcare, Inc.
4.375%, 06/15/2028 (a) (b)	4,410,000	4,429,646
RP Escrow Issuer LLC
5.250%, 12/15/2025 (a)	1,060,000	1,033,844
Tenet Healthcare Corp.
4.875%, 01/01/2026 (a) (b)	4,915,000	4,942,622
4.625%, 06/15/2028 (a)	300,000	297,801
6.125%, 10/01/2028 (a) (b)	4,815,000	4,830,553
US Acute Care Solutions LLC
6.375%, 03/01/2026 (a) (b)	4,915,000	4,946,407
		48,464,405
Home Builders - 1.8%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/2029 (a) (b)	995,000	981,522
4.625%, 04/01/2030 (a)	295,000	290,646
Century Communities, Inc.
3.875%, 08/15/2029 (a) (b)	995,000	954,329
Forestar Group, Inc.
3.850%, 05/15/2026 (a)	3,535,000	3,468,825
KB Home
6.875%, 06/15/2027	300,000	340,344
4.800%, 11/15/2029	300,000	310,956
4.000%, 06/15/2031 (b)	1,180,000	1,164,223
LGI Homes, Inc.
4.000%, 07/15/2029 (a)	845,000	799,814
MDC Holdings, Inc.
3.850%, 01/15/2030	520,000	540,106
6.000%, 01/15/2043	1,470,000	1,722,436
Meritage Homes Corp.
3.875%, 04/15/2029 (a) (b)	1,170,000	1,178,974
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 04/01/2029 (a)	2,060,000	2,026,201
Taylor Morrison Communities, Inc.
5.750%, 01/15/2028 (a)	300,000	320,071
5.125%, 08/01/2030 (a) (b)	1,240,000	1,291,547
Thor Industries, Inc.
4.000%, 10/15/2029 (a)	1,125,000	1,072,969
Toll Brothers Finance Corp.
4.875%, 11/15/2025	4,680,000	5,059,407
4.875%, 03/15/2027	300,000	325,500
4.350%, 02/15/2028 (b)	300,000	319,344
3.800%, 11/01/2029 (b)	520,000	536,999
Tri Pointe Homes, Inc.
5.250%, 06/01/2027	300,000	309,989
5.700%, 06/15/2028	675,000	716,114
		23,730,316
Home Furnishings - 0.1%
Tempur Sealy International, Inc.
3.875%, 10/15/2031 (a)	1,335,000	1,247,431

Household Products/Wares - 0.2%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.000%, 12/31/2026 (a)	2,065,000	1,934,946
Spectrum Brands, Inc.
5.500%, 07/15/2030 (a)	295,000	308,035
		2,242,981
Housewares - 0.7%
Newell Brands, Inc.
4.700%, 04/01/2026 (b)	4,815,000	5,062,274
The Scotts Miracle-Gro Co.
4.500%, 10/15/2029 (b)	1,920,000	1,955,414
4.375%, 02/01/2032	800,000	778,380
SWF Escrow Issuer Corp.
6.500%, 10/01/2029 (a)	2,035,000	1,895,206
		9,691,274
Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, 02/15/2029 (a)	300,000	284,121
6.000%, 08/01/2029 (a)	1,860,000	1,769,278
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.250%, 10/15/2027 (a)	295,000	287,492
5.875%, 11/01/2029 (a)	1,515,000	1,487,147
AmWINS Group, Inc.
4.875%, 06/30/2029 (a)	295,000	289,163
BroadStreet Partners, Inc.
5.875%, 04/15/2029 (a)	1,640,000	1,565,667
Genworth Holdings, Inc.
4.800%, 02/15/2024	4,915,000	5,005,928
6.500%, 06/15/2034	805,000	805,563
HUB International Ltd.
5.625%, 12/01/2029 (a) (b)	1,645,000	1,618,886
Liberty Mutual Group, Inc.
4.125%, 12/15/2051 (a)	1,300,000	1,282,502
4.300%, 02/01/2061 (a)	2,755,000	2,452,088
NMI Holdings, Inc.
7.375%, 06/01/2025 (a)	4,915,000	5,459,680
Radian Group, Inc.
4.875%, 03/15/2027	295,000	305,887
		22,613,402
Internet - 2.2%
ANGI Group LLC
3.875%, 08/15/2028 (a)	610,000	560,193
Arches Buyer, Inc.
4.250%, 06/01/2028 (a)	300,000	282,990
6.125%, 12/01/2028 (a) (b)	1,365,000	1,325,674
Cogent Communications Group, Inc.
3.500%, 05/01/2026 (a)	295,000	289,506
Go Daddy Operating Co LLC / GD Finance Co, Inc.
3.500%, 03/01/2029 (a) (b)	295,000	275,025
GrubHub Holdings, Inc.
5.500%, 07/01/2027 (a)	4,785,000	4,660,949
Match Group Holdings II LLC
4.625%, 06/01/2028 (a) (b)	4,915,000	4,864,425
4.125%, 08/01/2030 (a)	295,000	283,675
Millennium Escrow Corp.
6.625%, 08/01/2026 (a)	3,670,000	3,645,338
Netflix, Inc.
5.750%, 03/01/2024	4,915,000	5,289,376
5.875%, 02/15/2025 (b)	3,785,000	4,168,458
3.625%, 06/15/2025 (a) (b)	690,000	715,509
4.375%, 11/15/2026 (b)	295,000	316,572
4.875%, 06/15/2030 (a) (b)	650,000	724,796
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750%, 04/30/2027 (a)	300,000	286,347
6.000%, 02/15/2028 (a) (b)	1,035,000	975,399
Twitter, Inc.
3.875%, 12/15/2027 (a)	295,000	294,816
		28,959,048
Investment Companies - 0.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/2027	865,000	873,170

Iron/Steel - 0.6%
Allegheny Technologies, Inc.
4.875%, 10/01/2029	295,000	289,515
5.125%, 10/01/2031 (b)	300,000	293,003
Carpenter Technology Corp.
6.375%, 07/15/2028	4,915,000	5,109,348
Cleveland-Cliffs, Inc.
4.875%, 03/01/2031 (a) (b)	925,000	908,063
Commercial Metals Co.
3.875%, 02/15/2031	295,000	282,210
United States Steel Corp.
6.650%, 06/01/2037 (b)	975,000	1,017,398
		7,899,537
Leisure Time - 0.6%
Life Time, Inc.
5.750%, 01/15/2026 (a)	4,915,000	4,943,261
8.000%, 04/15/2026 (a)	400,000	407,586
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (a)	1,445,000	1,374,600
Vista Outdoor, Inc.
4.500%, 03/15/2029 (a)	1,795,000	1,744,785
		8,470,232
Lodging - 3.1%
Boyd Gaming Corp.
4.750%, 12/01/2027 (b)	4,915,000	4,901,951
4.750%, 06/15/2031 (a)	295,000	290,005
Full House Resorts, Inc.
8.250%, 02/15/2028 (a)	780,000	800,651
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/2030 (b)	2,760,000	2,836,465
4.000%, 05/01/2031 (a)	300,000	295,290
3.625%, 02/15/2032 (a) (b)	1,520,000	1,445,087
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
5.000%, 06/01/2029 (a)	410,000	408,665
4.875%, 07/01/2031 (a)	455,000	441,563
Hyatt Hotels Corp.
1.300%, 10/01/2023	4,915,000	4,877,036
5.375%, 04/23/2025	4,915,000	5,374,783
4.850%, 03/15/2026 (b)	1,595,000	1,718,703
4.375%, 09/15/2028	300,000	318,700
5.750%, 04/23/2030	665,000	779,458
MGM Resorts International
4.625%, 09/01/2026 (b)	930,000	938,184
4.750%, 10/15/2028 (b)	1,145,000	1,137,466
Station Casinos LLC
4.500%, 02/15/2028 (a)	2,555,000	2,485,964
4.625%, 12/01/2031 (a)	525,000	499,611
Travel + Leisure Co.
6.600%, 10/01/2025 (b)	3,870,000	4,223,466
6.000%, 04/01/2027	300,000	314,625
4.500%, 12/01/2029 (a)	295,000	285,224
4.625%, 03/01/2030 (a)	485,000	475,436
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/2025 (a) (b)	4,825,000	4,858,606
5.250%, 05/15/2027 (a) (b)	300,000	296,614
		40,003,553
Machinery-Construction & Mining - 0.1%
Vertiv Group Corp.
4.125%, 11/15/2028 (a)	700,000	683,378

Machinery-Diversified - 0.9%
GrafTech Finance, Inc.
4.625%, 12/15/2028 (a)	2,685,000	2,597,590
Mueller Water Products, Inc.
4.000%, 06/15/2029 (a)	1,365,000	1,339,815
OT Merger Corp.
7.875%, 10/15/2029 (a)	2,355,000	2,292,569
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/2025	4,685,000	4,804,233
3.450%, 11/15/2026	300,000	311,262
4.950%, 09/15/2028	300,000	334,105
		11,679,574
Media - 9.5%
AMC Networks, Inc.
4.250%, 02/15/2029 (b)	1,850,000	1,782,308
Audacy Capital Corp.
6.500%, 05/01/2027 (a) (b)	695,000	661,730
6.750%, 03/31/2029 (a) (b)	1,465,000	1,364,977
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (a)	3,045,000	3,011,185
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (a) (b)	4,910,000	5,066,384
4.750%, 03/01/2030 (a) (b)	2,625,000	2,602,333
4.250%, 02/01/2031 (a)	1,370,000	1,310,761
4.500%, 05/01/2032	2,075,000	2,003,039
4.500%, 06/01/2033 (a)	1,500,000	1,427,228
4.250%, 01/15/2034 (a) (b)	2,315,000	2,152,857
Charter Communications Operating LLC / Charter Communications Operating Capital
4.500%, 02/01/2024	4,915,000	5,163,681
4.908%, 07/23/2025	4,785,000	5,171,034
2.800%, 04/01/2031	300,000	284,779
2.300%, 02/01/2032	645,000	581,434
6.384%, 10/23/2035	960,000	1,174,872
5.375%, 04/01/2038	920,000	1,018,855
3.500%, 06/01/2041	1,640,000	1,476,350
3.500%, 03/01/2042	1,755,000	1,581,743
6.484%, 10/23/2045	2,535,000	3,199,124
5.375%, 05/01/2047	1,715,000	1,903,528
5.750%, 04/01/2048	1,775,000	2,046,951
5.125%, 07/01/2049	1,130,000	1,207,519
4.800%, 03/01/2050	2,340,000	2,409,884
3.700%, 04/01/2051	2,040,000	1,814,417
3.900%, 06/01/2052	2,210,000	2,032,491
6.834%, 10/23/2055	300,000	400,727
3.850%, 04/01/2061	1,415,000	1,223,119
4.400%, 12/01/2061	1,530,000	1,454,379
3.950%, 06/30/2062	1,140,000	1,010,479
Cumulus Media New Holdings, Inc.
6.750%, 07/01/2026 (a) (b)	4,915,000	5,062,352
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875%, 08/15/2027 (a)	3,595,000	3,616,929
DISH DBS Corp.
7.750%, 07/01/2026 (b)	295,000	304,350
5.250%, 12/01/2026 (a)	1,225,000	1,190,547
7.375%, 07/01/2028 (b)	4,830,000	4,675,150
5.750%, 12/01/2028 (a)	2,750,000	2,649,309
5.125%, 06/01/2029 (b)	2,190,000	1,913,874
Gannett Holdings LLC
6.000%, 11/01/2026 (a) (b)	3,530,000	3,578,891
GCI LLC
4.750%, 10/15/2028 (a)	295,000	292,046
Gray Escrow II, Inc.
5.375%, 11/15/2031 (a) (b)	1,445,000	1,426,439
Gray Television, Inc.
4.750%, 10/15/2030 (a) (b)	810,000	777,312
iHeartCommunications, Inc.
5.250%, 08/15/2027 (a)	5,190,000	5,278,230
Liberty Interactive LLC
8.250%, 02/01/2030	1,560,000	1,616,142
McGraw-Hill Education, Inc.
5.750%, 08/01/2028 (a)	2,305,000	2,192,839
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/2026 (a) (b)	295,000	284,707
6.500%, 09/15/2028 (a) (b)	2,430,000	2,348,911
Scripps Escrow II, Inc.
3.875%, 01/15/2029 (a) (b)	1,950,000	1,855,562
Scripps Escrow, Inc.
5.875%, 07/15/2027 (a) (b)	4,915,000	5,019,493
Sinclair Television Group, Inc.
5.125%, 02/15/2027 (a)	2,300,000	2,170,729
5.500%, 03/01/2030 (a) (b)	1,505,000	1,394,164
Sirius XM Radio, Inc.
4.000%, 07/15/2028 (a) (b)	300,000	290,741
5.500%, 07/01/2029 (a) (b)	4,915,000	5,088,966
4.125%, 07/01/2030 (a) (b)	440,000	419,868
3.875%, 09/01/2031 (a)	1,560,000	1,445,847
TEGNA, Inc.
4.625%, 03/15/2028 (b)	4,815,000	4,733,627
Univision Communications, Inc.
4.500%, 05/01/2029 (a) (b)	2,545,000	2,514,218
Urban One, Inc.
7.375%, 02/01/2028 (a)	2,065,000	2,102,407
ViacomCBS, Inc.
6.250%, 02/28/2057	3,435,000	3,783,670
		124,565,488
Metal Fabricate/Hardware - 0.2%
Park-Ohio Industries, Inc.
6.625%, 04/15/2027 (b)	1,655,000	1,493,232
Roller Bearing Co of America, Inc.
4.375%, 10/15/2029 (a)	535,000	530,255
		2,023,487
Mining - 1.5%
Coeur Mining, Inc.
5.125%, 02/15/2029 (a)	295,000	281,818
Freeport-McMoRan, Inc.
5.250%, 09/01/2029 (b)	4,865,000	5,161,765
4.250%, 03/01/2030	300,000	304,884
4.625%, 08/01/2030 (b)	300,000	312,606
5.400%, 11/14/2034 (b)	1,070,000	1,239,499
5.450%, 03/15/2043 (b)	2,665,000	3,138,330
Hecla Mining Co.
7.250%, 02/15/2028 (b)	4,915,000	5,264,653
Novelis Corp.
3.250%, 11/15/2026 (a)	3,515,000	3,412,415
4.750%, 01/30/2030 (a) (b)	835,000	834,127
		19,950,097
Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.
5.000%, 09/15/2026	295,000	320,635
3.750%, 03/01/2031	775,000	743,349
LSB Industries, Inc.
6.250%, 10/15/2028 (a)	295,000	299,893
		1,363,877
Office/Business Equipment - 0.3%
CDW LLC / CDW Finance Corp.
3.250%, 02/15/2029	475,000	451,267
Pitney Bowes, Inc.
6.875%, 03/15/2027 (a)	295,000	291,870
7.250%, 03/15/2029 (a) (b)	3,035,000	3,046,381
Xerox Holdings Corp.
5.000%, 08/15/2025 (a) (b)	685,000	694,997
		4,484,515
Oil&Gas - 7.0%
Antero Resources Corp.
5.375%, 03/01/2030 (a) (b)	295,000	304,927
Apache Corp.
4.625%, 11/15/2025 (b)	4,215,000	4,403,600
4.875%, 11/15/2027	300,000	311,880
4.250%, 01/15/2030	300,000	304,047
6.000%, 01/15/2037	295,000	341,893
5.100%, 09/01/2040 (b)	850,000	892,912
5.250%, 02/01/2042	415,000	442,594
4.750%, 04/15/2043	435,000	440,892
5.350%, 07/01/2049	300,000	314,880
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/01/2026 (a) (b)	4,915,000	4,916,499
9.000%, 11/01/2027 (a)	300,000	400,277
CITGO Petroleum Corp.
6.375%, 06/15/2026 (a)	555,000	552,994
Civitas Resources, Inc.
5.000%, 10/15/2026 (a)	705,000	703,773
Colgate Energy Partners III LLC
5.875%, 07/01/2029 (a)	295,000	300,272
Comstock Resources, Inc.
6.750%, 03/01/2029 (a)	1,980,000	2,040,241
5.875%, 01/15/2030 (a)	295,000	293,673
Continental Resources, Inc.
3.800%, 06/01/2024 (b)	4,915,000	5,046,378
2.268%, 11/15/2026 (a)	300,000	290,772
4.375%, 01/15/2028 (b)	300,000	316,950
5.750%, 01/15/2031 (a) (b)	1,835,000	2,094,735
2.875%, 04/01/2032 (a)	2,645,000	2,494,182
CVR Energy, Inc.
5.750%, 02/15/2028 (a) (b)	295,000	283,825
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (a)	295,000	298,749
EQT Corp.
3.125%, 05/15/2026 (a) (b)	4,915,000	4,815,225
3.900%, 10/01/2027	390,000	393,522
Gulfport Energy Corp.
8.000%, 05/17/2026 (a) (b)	545,000	586,475
Hess Corp.
4.300%, 04/01/2027	295,000	315,033
7.300%, 08/15/2031	570,000	746,959
7.125%, 03/15/2033	295,000	386,014
6.000%, 01/15/2040	725,000	900,446
5.600%, 02/15/2041 (b)	1,255,000	1,511,489
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (a) (b)	1,825,000	1,896,239
Laredo Petroleum, Inc.
7.750%, 07/31/2029 (a) (b)	295,000	285,517
Murphy Oil Corp.
6.375%, 07/15/2028 (b)	870,000	910,781
Nabors Industries, Inc.
7.375%, 05/15/2027 (a) (b)	295,000	301,990
Northern Oil and Gas, Inc.
8.125%, 03/01/2028 (a)	295,000	307,998
Occidental Petroleum Corp.
5.500%, 12/01/2025	4,815,000	5,116,190
5.550%, 03/15/2026	1,405,000	1,501,797
3.400%, 04/15/2026	295,000	291,785
3.200%, 08/15/2026 (b)	300,000	295,422
3.000%, 02/15/2027 (b)	300,000	290,901
8.500%, 07/15/2027	300,000	360,819
6.375%, 09/01/2028 (b)	300,000	341,717
3.500%, 08/15/2029 (b)	300,000	295,958
8.875%, 07/15/2030	955,000	1,239,671
6.625%, 09/01/2030 (b)	640,000	752,230
6.125%, 01/01/2031 (b)	690,000	797,554
7.500%, 05/01/2031 (b)	855,000	1,057,699
7.875%, 09/15/2031	1,345,000	1,703,503
6.450%, 09/15/2036 (b)	3,170,000	3,855,909
4.400%, 04/15/2046	3,610,000	3,458,380
Ovintiv Exploration, Inc.
5.625%, 07/01/2024	4,915,000	5,305,025
5.375%, 01/01/2026	4,135,000	4,517,206
Ovintiv, Inc.
7.375%, 11/01/2031 (b)	295,000	378,915
7.200%, 11/01/2031	295,000	373,941
6.500%, 08/15/2034 (b)	625,000	778,312
6.625%, 08/15/2037	320,000	400,269
6.500%, 02/01/2038	485,000	599,597
Patterson-UTI Energy, Inc.
5.150%, 11/15/2029	2,340,000	2,373,140
PBF Holding Co LLC / PBF Finance Corp.
9.250%, 05/15/2025 (a) (b)	4,765,000	4,663,017
Penn Virginia Holdings LLC
9.250%, 08/15/2026 (a)	735,000	754,661
Rockcliff Energy II LLC
5.500%, 10/15/2029 (a)	295,000	297,159
SM Energy Co.
6.500%, 07/15/2028	295,000	305,225
Southwestern Energy Co.
5.375%, 02/01/2029 (b)	4,015,000	4,089,317
5.375%, 03/15/2030 (b)	295,000	302,713
Sunoco LP / Sunoco Finance Corp.
4.500%, 05/15/2029	295,000	289,317
4.500%, 04/30/2030 (a) (b)	300,000	295,140
Tap Rock Resources LLC
7.000%, 10/01/2026 (a)	295,000	302,766
Vine Energy Holdings LLC
6.750%, 04/15/2029 (a)	2,660,000	2,848,514
		91,382,402
Oil&Gas Services - 1.2%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 04/01/2028 (a) (b)	4,600,000	4,645,816
Bristow Group, Inc.
6.875%, 03/01/2028 (a)	3,935,000	3,970,415
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025 (b)	2,000,000	1,997,670
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 09/01/2027 (b)	4,915,000	5,052,030
		15,665,931
Packaging&Containers - 2.7%
Ball Corp.
4.875%, 03/15/2026 (b)	1,860,000	1,978,594
2.875%, 08/15/2030 (b)	525,000	487,856
3.125%, 09/15/2031	2,425,000	2,263,446
Berry Global, Inc.
0.950%, 02/15/2024 (b)	4,915,000	4,840,833
1.570%, 01/15/2026	355,000	342,806
1.650%, 01/15/2027	295,000	280,026
Crown Cork & Seal Co., Inc.
7.375%, 12/15/2026	295,000	342,815
Graham Packaging Co., Inc.
7.125%, 08/15/2028 (a) (b)	1,490,000	1,514,369
Graphic Packaging International LLC
4.750%, 07/15/2027 (a)	300,000	317,845
3.500%, 03/15/2028 (a)	300,000	288,617
3.500%, 03/01/2029 (a)	300,000	285,434
3.750%, 02/01/2030 (a)	455,000	437,523
LABL, Inc.
10.500%, 07/15/2027 (a)	2,510,000	2,581,861
Mauser Packaging Solutions Holding Co.
7.250%, 04/15/2025 (a) (b)	4,295,000	4,261,005
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, Inc.
4.000%, 10/15/2027 (a) (b)	1,000,000	949,855
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.
4.375%, 10/15/2028 (a) (b)	910,000	872,649
Sealed Air Corp.
5.500%, 09/15/2025 (a)	4,375,000	4,697,809
4.000%, 12/01/2027 (a)	295,000	297,791
6.875%, 07/15/2033 (a)	870,000	1,045,388
Silgan Holdings, Inc.
4.125%, 02/01/2028 (b)	4,915,000	4,936,995
TriMas Corp.
4.125%, 04/15/2029 (a)	1,660,000	1,629,323
		34,652,840
Pharmaceuticals - 0.8%
AdaptHealth LLC
4.625%, 08/01/2029 (a) (b)	595,000	569,168
Bausch Health Americas, Inc.
8.500%, 01/31/2027 (a) (b)	4,915,000	4,977,052
Option Care Health, Inc.
4.375%, 10/31/2029 (a)	295,000	287,209
Par Pharmaceutical, Inc.
7.500%, 04/01/2027 (a)	4,915,000	4,958,694
		10,792,123
Pipelines - 3.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (a) (b)	295,000	297,447
Buckeye Partners LP
3.950%, 12/01/2026	300,000	300,000
5.600%, 10/15/2044	1,625,000	1,479,948
Cheniere Energy Partners LP
4.500%, 10/01/2029 (b)	680,000	696,259
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.000%, 02/01/2029 (a)	705,000	712,177
DCP Midstream Operating LP
5.625%, 07/15/2027	300,000	324,626
3.250%, 02/15/2032	295,000	279,241
6.450%, 11/03/2036 (a)	300,000	380,949
6.750%, 09/15/2037 (a)	740,000	955,669
5.600%, 04/01/2044	1,005,000	1,165,780
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.125%, 06/01/2028 (a)	295,000	299,724
DT Midstream, Inc.
4.125%, 06/15/2029 (a)	295,000	291,830
EnLink Midstream Partners LP
5.600%, 04/01/2044	725,000	657,655
5.050%, 04/01/2045 (b)	715,000	613,720
5.450%, 06/01/2047	675,000	601,665
EQM Midstream Partners LP
4.125%, 12/01/2026	300,000	296,316
6.500%, 07/01/2027 (a)	300,000	316,000
6.500%, 07/15/2048	950,000	1,022,955
Genesis Energy LP / Genesis Energy Finance Corp.
8.000%, 01/15/2027	1,580,000	1,594,236
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027	4,915,000	5,082,061
Harvest Midstream I LP
7.500%, 09/01/2028 (a)	3,080,000	3,209,314
Hess Midstream Operations LP
5.125%, 06/15/2028 (a) (b)	4,915,000	5,014,430
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (a)	295,000	287,151
New Fortress Energy, Inc.
6.750%, 09/15/2025 (a) (b)	4,915,000	4,665,908
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%, 02/01/2026 (a) (b)	4,915,000	4,973,366
NuStar Logistics LP
6.000%, 06/01/2026 (b)	385,000	404,285
Oasis Midstream Partners LP / OMP Finance Corp.
8.000%, 04/01/2029 (a)	295,000	313,473
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (a)	615,000	652,773
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.500%, 10/15/2026 (a)	1,460,000	1,497,989
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/2028 (a) (b)	1,680,000	1,609,910
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/2030 (b)	1,940,000	2,057,496
4.875%, 02/01/2031 (b)	300,000	313,992
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (a) (b)	1,275,000	1,264,526
Western Midstream Operating LP
4.650%, 07/01/2026	300,000	314,357
5.450%, 04/01/2044	2,305,000	2,550,390
		46,497,618
Real Estate - 0.3%
Hunt Cos, Inc.
5.250%, 04/15/2029 (a)	600,000	573,555
Kennedy-Wilson, Inc.
4.750%, 02/01/2030	970,000	954,529
5.000%, 03/01/2031	300,000	296,482
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/2029 (a)	1,520,000	1,494,428
The Howard Hughes Corp.
4.375%, 02/01/2031 (a) (b)	380,000	362,114
		3,681,108
REITS - 4.1%
Apollo Commercial Real Estate Finance, Inc.
4.625%, 06/15/2029 (a)	650,000	616,192
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, Inc.
4.500%, 04/01/2027 (a)	885,000	838,343
CyrusOne LP / CyrusOne Finance Corp.
2.900%, 11/15/2024	4,785,000	4,939,723
2.150%, 11/01/2030	300,000	291,108
EPR Properties
4.500%, 04/01/2025	4,840,000	5,098,368
4.750%, 12/15/2026	300,000	314,526
4.500%, 06/01/2027	300,000	309,706
3.600%, 11/15/2031	1,235,000	1,183,243
Global Net Lease Inc / Global Net Lease Operating Partnership LP, Inc.
3.750%, 12/15/2027 (a) (b)	1,880,000	1,810,674
GLP Capital LP / GLP Financing II, Inc.
5.250%, 06/01/2025	4,785,000	5,139,425
5.375%, 04/15/2026	295,000	319,066
4.000%, 01/15/2031	1,270,000	1,307,802
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/2026 (a) (b)	295,000	284,648
3.750%, 09/15/2030 (a)	915,000	865,956
Iron Mountain, Inc.
4.875%, 09/15/2027 (a)	4,790,000	4,810,980
5.250%, 07/15/2030 (a)	300,000	298,396
4.500%, 02/15/2031 (a)	300,000	284,940
5.625%, 07/15/2032 (a)	300,000	305,003
iStar, Inc.
4.250%, 08/01/2025	2,285,000	2,272,445
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%, 06/15/2029 (a) (b)	935,000	916,468
New Residential Investment Corp.
6.250%, 10/15/2025 (a)	3,330,000	3,299,597
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/2029 (a) (b)	810,000	801,086
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/2029 (a) (b)	590,000	571,707
RLJ Lodging Trust LP
4.000%, 09/15/2029 (a)	295,000	278,520
Sabra Health Care LP
5.125%, 08/15/2026	300,000	324,851
3.200%, 12/01/2031 (b)	1,860,000	1,767,756
SBA Communications Corp.
3.125%, 02/01/2029 (b)	295,000	275,375
Service Properties Trust
7.500%, 09/15/2025	3,710,000	3,916,152
4.950%, 02/15/2027	300,000	279,669
5.500%, 12/15/2027	300,000	297,495
3.950%, 01/15/2028	300,000	264,677
Starwood Property Trust, Inc.
3.625%, 07/15/2026 (a)	295,000	287,504
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
6.000%, 01/15/2030 (a)	1,940,000	1,769,862
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.750%, 04/15/2028 (a) (b)	1,585,000	1,536,879
VICI Properties LP / VICI Note Co, Inc.
3.750%, 02/15/2027 (a) (b)	4,815,000	4,772,869
4.125%, 08/15/2030 (a) (b)	300,000	300,534
XHR LP
4.875%, 06/01/2029 (a)	295,000	289,731
		53,241,276
Retail - 5.7%
Arko Corp.
5.125%, 11/15/2029 (a)	295,000	281,021
Asbury Automotive Group, Inc.
4.500%, 03/01/2028 (b)	4,915,000	4,888,484
4.625%, 11/15/2029 (a) (b)	300,000	296,118
4.750%, 03/01/2030 (b)	300,000	296,130
At Home Group, Inc.
4.875%, 07/15/2028 (a)	1,360,000	1,307,674
Bath & Body Works, Inc.
9.375%, 07/01/2025 (a)	1,605,000	1,921,988
7.500%, 06/15/2029	4,915,000	5,372,243
6.625%, 10/01/2030 (a)	295,000	318,557
6.950%, 03/01/2033	295,000	321,737
6.875%, 11/01/2035 (b)	770,000	886,955
6.750%, 07/01/2036	925,000	1,058,459
BCPE Ulysses Intermediate, Inc.
7.750%, 04/01/2027 (a)	1,325,000	1,295,479
Beacon Roofing Supply, Inc.
4.125%, 05/15/2029 (a)	295,000	281,741
Bed Bath & Beyond, Inc.
5.165%, 08/01/2044 (b)	1,335,000	1,005,615
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC
5.125%, 04/15/2029 (a)	295,000	292,544
BlueLinx Holdings, Inc.
6.000%, 11/15/2029 (a)	410,000	405,387
Brinker International, Inc.
5.000%, 10/01/2024 (a) (b)	4,915,000	5,112,780
Carrols Restaurant Group, Inc.
5.875%, 07/01/2029 (a) (b)	1,495,000	1,287,531
Carvana Co.
5.500%, 04/15/2027 (a)	1,095,000	1,021,525
5.875%, 10/01/2028 (a) (b)	1,390,000	1,304,856
CEC Entertainment LLC
6.750%, 05/01/2026 (a) (b)	1,900,000	1,827,619
Ferrellgas LP / Ferrellgas Finance Corp.
5.375%, 04/01/2026 (a)	1,015,000	963,093
5.875%, 04/01/2029 (a)	295,000	271,876
FirstCash, Inc.
4.625%, 09/01/2028 (a)	625,000	597,141
Foot Locker, Inc.
4.000%, 10/01/2029 (a)	295,000	284,938
Foundation Building Materials, Inc.
6.000%, 03/01/2029 (a)	1,345,000	1,299,761
The Gap, Inc.
3.625%, 10/01/2029 (a) (b)	295,000	274,885
GPS Hospitality Holding Co LLC / GPS Finco, Inc.
7.000%, 08/15/2028 (a)	1,895,000	1,615,487
Group 1 Automotive, Inc.
4.000%, 08/15/2028 (a)	320,000	307,690
GYP Holdings III Corp.
4.625%, 05/01/2029 (a)	295,000	286,967
Ken Garff Automotive LLC
4.875%, 09/15/2028 (a)	965,000	934,492
LBM Acquisition LLC
6.250%, 01/15/2029 (a)	1,785,000	1,703,782
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (a)	300,000	289,490
Lithia Motors, Inc.
4.375%, 01/15/2031 (a)	295,000	297,146
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.750%, 02/15/2026 (a)	4,350,000	4,195,597
Macy's Retail Holdings LLC
4.500%, 12/15/2034	2,380,000	2,184,959
The Michaels Cos, Inc.
7.875%, 05/01/2029 (a) (b)	2,555,000	2,342,143
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125%, 04/01/2026 (a) (b)	2,440,000	2,517,580
Nordstrom, Inc.
6.950%, 03/15/2028 (b)	770,000	839,077
4.375%, 04/01/2030 (b)	1,730,000	1,623,337
Papa John's International, Inc.
3.875%, 09/15/2029 (a)	295,000	282,473
Park River Holdings, Inc.
5.625%, 02/01/2029 (a)	1,235,000	1,128,401
6.750%, 08/01/2029 (a)	295,000	284,058
Penske Automotive Group, Inc.
3.750%, 06/15/2029 (b)	1,525,000	1,438,365
QVC, Inc.
4.750%, 02/15/2027 (b)	300,000	285,948
5.450%, 08/15/2034	495,000	449,856
5.950%, 03/15/2043 (b)	2,390,000	2,178,103
Rite Aid Corp.
8.000%, 11/15/2026 (a)	3,765,000	3,700,826
Sonic Automotive, Inc.
4.625%, 11/15/2029 (a) (b)	295,000	288,461
4.875%, 11/15/2031 (a)	450,000	435,816
SRS Distribution, Inc.
4.625%, 07/01/2028 (a)	300,000	290,409
6.125%, 07/01/2029 (a)	315,000	309,092
6.000%, 12/01/2029 (a)	1,515,000	1,473,800
Staples, Inc.
10.750%, 04/15/2027 (a) (b)	3,520,000	3,287,222
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, 06/01/2031 (a)	1,040,000	1,025,783
Victoria's Secret & Co.
4.625%, 07/15/2029 (a)	295,000	284,728
White Cap Buyer LLC
6.875%, 10/15/2028 (a) (b)	1,540,000	1,582,027
Yum! Brands, Inc.
4.750%, 01/15/2030 (a)	300,000	308,700
4.625%, 01/31/2032	295,000	294,111
6.875%, 11/15/2037	1,380,000	1,617,967
		74,560,030
Semiconductors - 0.6%
Entegris, Inc.
3.625%, 05/01/2029 (a)	295,000	282,981
ON Semiconductor Corp.
3.875%, 09/01/2028 (a)	685,000	680,924
Qorvo, Inc.
4.375%, 10/15/2029 (b)	690,000	713,970
3.375%, 04/01/2031 (a)	295,000	287,843
Skyworks Solutions, Inc.
0.900%, 06/01/2023	4,695,000	4,648,762
1.800%, 06/01/2026	300,000	291,179
Synaptics, Inc.
4.000%, 06/15/2029 (a)	295,000	289,904
		7,195,563
Software - 2.3%
Black Knight InfoServ LLC
3.625%, 09/01/2028 (a)	295,000	283,492
CDK Global, Inc.
5.000%, 10/15/2024	4,915,000	5,278,366
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (a) (b)	1,130,000	1,080,562
Consensus Cloud Solutions, Inc.
6.000%, 10/15/2026 (a)	4,330,000	4,466,373
Fair Isaac Corp.
5.250%, 05/15/2026 (a)	295,000	315,859
MicroStrategy, Inc.
6.125%, 06/15/2028 (a) (b)	1,685,000	1,611,366
MSCI, Inc.
4.000%, 11/15/2029 (a)	295,000	297,211
3.625%, 09/01/2030 (a)	300,000	294,729
3.875%, 02/15/2031 (a)	300,000	300,078
Open Text Holdings, Inc.
4.125%, 02/15/2030 (a) (b)	295,000	288,689
4.125%, 12/01/2031 (a) (b)	895,000	864,883
PTC, Inc.
4.000%, 02/15/2028 (a) (b)	4,915,000	4,882,069
Rackspace Technology Global, Inc.
5.375%, 12/01/2028 (a)	1,485,000	1,386,537
ROBLOX Corp.
3.875%, 05/01/2030 (a)	295,000	285,944
Rocket Software, Inc.
6.500%, 02/15/2029 (a) (b)	1,735,000	1,646,584
SS&C Technologies, Inc.
5.500%, 09/30/2027 (a) (b)	5,090,000	5,263,671
Twilio, Inc.
3.625%, 03/15/2029 (b)	295,000	283,482
Ziff Davis, Inc.
4.625%, 10/15/2030 (a)	295,000	289,366
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875%, 02/01/2029 (a)	295,000	278,105
		29,397,366
Telecommunications - 7.2%
CommScope Technologies LLC
6.000%, 06/15/2025 (a) (b)	3,595,000	3,499,049
CommScope, Inc.
8.250%, 03/01/2027 (a) (b)	2,560,000	2,508,800
7.125%, 07/01/2028 (a) (b)	835,000	786,919
Consolidated Communications, Inc.
5.000%, 10/01/2028 (a) (b)	1,455,000	1,412,027
Embarq Corp.
7.995%, 06/01/2036	3,405,000	3,510,163
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (a)	4,915,000	5,068,864
5.000%, 05/01/2028 (a) (b)	1,315,000	1,304,855
6.750%, 05/01/2029 (a)	300,000	301,278
5.875%, 11/01/2029	295,000	284,393
6.000%, 01/15/2030 (a)	295,000	285,157
Hughes Satellite Systems Corp.
5.250%, 08/01/2026 (b)	300,000	320,083
6.625%, 08/01/2026 (b)	300,000	323,627
Level 3 Financing, Inc.
3.400%, 03/01/2027 (a)	300,000	300,574
4.625%, 09/15/2027 (a) (b)	4,915,000	4,902,049
3.625%, 01/15/2029 (a) (b)	1,040,000	947,050
3.750%, 07/15/2029 (a) (b)	820,000	749,542
LogMeIn, Inc.
5.500%, 09/01/2027 (a)	1,205,000	1,173,453
Lumen Technologies, Inc.
5.125%, 12/15/2026 (a) (b)	4,915,000	4,956,016
4.000%, 02/15/2027 (a) (b)	4,915,000	4,741,427
5.375%, 06/15/2029 (a) (b)	2,065,000	1,966,143
Sprint Capital Corp.
6.875%, 11/15/2028 (b)	295,000	352,829
8.750%, 03/15/2032 (b)	3,445,000	4,802,416
Sprint Corp.
7.875%, 09/15/2023	4,915,000	5,314,074
7.125%, 06/15/2024 (b)	4,915,000	5,363,223
7.625%, 02/15/2025	4,915,000	5,475,949
7.625%, 03/01/2026	360,000	412,738
Switch Ltd.
3.750%, 09/15/2028 (a)	300,000	286,610
4.125%, 06/15/2029 (a)	295,000	287,765
T-Mobile USA, Inc.
2.250%, 02/15/2026 (b)	4,865,000	4,696,598
2.250%, 02/15/2026 (a) (b)	4,915,000	4,744,867
2.625%, 02/15/2029	300,000	281,888
3.375%, 04/15/2029 (b)	1,900,000	1,864,071
3.375%, 04/15/2029 (a)	580,000	569,032
3.500%, 04/15/2031 (b)	300,000	293,190
3.500%, 04/15/2031 (a)	300,000	293,190
Viasat, Inc.
5.625%, 04/15/2027 (a)	4,915,000	5,006,419
6.500%, 07/15/2028 (a) (b)	2,435,000	2,413,816
Viavi Solutions, Inc.
3.750%, 10/01/2029 (a)	295,000	286,637
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750%, 08/15/2028 (a) (b)	4,915,000	4,964,764
Zayo Group Holdings, Inc.
4.000%, 03/01/2027 (a) (b)	4,915,000	4,649,688
6.125%, 03/01/2028 (a) (b)	1,845,000	1,747,750
		93,448,983
Transportation - 0.2%
Carriage Purchaser, Inc.
7.875%, 10/15/2029 (a)	1,280,000	1,251,328
Watco Cos LLC / Watco Finance Corp.
6.500%, 06/15/2027 (a)	1,720,000	1,782,694
		3,034,022
Trucking&Leasing - 0.1%
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/2028 (a) (b)	1,625,000	1,576,250
TOTAL CORPORATE BONDS (Cost $1,324,997,696)		1,286,663,526

SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 0.003% (c)	913,428	913,428
TOTAL SHORT-TERM INVESTMENTS (Cost $913,428)		913,428

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.0%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 0.120% (c)	352,693,360	352,693,360
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING, Cost $352,693,360)		352,693,360

Total Investments (Cost $1,678,604,484) - 125.6%		1,640,270,314
Liabilities in Excess of Other Assets - (25.6)%		(334,358,763)
TOTAL NET ASSETS - 100.0%		$1,305,911,551

Percentages are stated as a percent of net assets.
(a)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At January 31, 2022, the market value of these securities total $804,603,689, which represents 61.6% of total net assets.

(b)	All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $346,613,118 or 26.5% of net assets.
(c)	The rate shown is as of January 31, 2022.
(d)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the Settlement Price on the exchange on which they are principally traded.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Corporate Bonds	$ -	$ 1,286,663,526	$ -	$ -	$ 1,286,663,526
Short-Term Investments	913,428	-	-	-	913,428
Investments Purchased with Proceeds from Securities Lending	-	-	-	352,693,360	352,693,360
Total Investments in Securities	$ 913,428	$ 1,286,663,526	$ -	$ 352,693,360	$ 1,640,270,314
^ See Schedule of Investments for industry breakouts.

For the period ended January 31, 2022, the Fund did not recognize any transfers to or from Level 3.